CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 101,993	$ 92,195	$ 93,150
Cost of revenues:
Total cost of revenues	29,441	28,505	40,464
Gross profit	72,552	63,690	52,686
Operating expenses:
Research and development (net of grant participations of $ 1,401, $ 1,595 and $ 3,129 for the years ended December 31, 2025, 2024 and 2023, respectively)	24,496	26,112	39,115
Sales and marketing	30,819	30,908	43,850
General and administrative	13,633	12,684	34,656
Total operating expenses	68,948	69,704	117,621
Operating income (loss)	3,604	(6,014)	(64,935)
Loss from extinguishment	(1,410)	0	0
Other income	100	0	0
Financial income, net	2,644	1,910	3,215
Income (loss) before income tax expense	4,938	(4,104)	(61,720)
Income tax expense	1,233	1,765	1,084
Net income (loss)	$ 3,705	$ (5,869)	$ (62,804)
Net loss per share:
Basic net income (loss) per share	$ 0.08	$ (0.15)	$ (1.66)
Diluted net income (loss) per share	$ 0.08	$ (0.15)	$ (1.66)
Weighted average number of shares used in per share computations of net loss:
Weighted average number of shares used in computations basic net income (loss)	44,070,008	38,928,475	37,911,214
Weighted average number of shares used in computations diluted net income (loss)	46,184,989	38,928,475	37,911,214
Unrealized gain on available-for-sale marketable securities	$ 18	$ 14	$ 41
Unrealized gain (loss) on foreign currency cash flow hedges transactions	4,444	20	(960)
Net amount reclassified to earnings from hedging transactions	(2,187)	(160)	2,656
Total comprehensive income (loss)	5,980	(5,995)	(61,067)
Product [Member]
Revenues:
Total revenues	31,012	30,068	37,599
Cost of revenues:
Total cost of revenues	12,814	10,708	16,693
Service [Member]
Revenues:
Total revenues	70,981	62,127	55,551
Cost of revenues:
Total cost of revenues	$ 16,627	$ 17,797	$ 23,771